Commitments	9 Months Ended
Sep. 30, 2021
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Future Payments for Non-Cancellable Leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory, Airport Berlin, Airport Düsseldorf, Airport Cologne/ Bonn, Airport Munich, Airport Frankfurt and additional laboratory space in Hamburg. The future lease payments and utilities for these non-cancellable lease contracts are EUR 865k within one year, EUR 2,323k within five years and EUR 4,219k thereafter (December 31, 2020: EUR 283k, EUR 1,686k and EUR 4,855k respectively).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 17k within one year (December 31, 2020: EUR 33k) and EUR nil within five years (December 31, 2020: EUR 9k).

Future Payment Obligations

As of September 30, 2021, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to September 30, 2021, with a total payment obligation of approximately EUR 2,003k (December 31, 2020: EUR 4,669k).